Expenses for shipping activities and other expenses from operating activities (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of voyage expenses and commissions
Voyage expenses and commissions

(in thousands of USD)	2022	2021	2020
Commissions paid	(14,778)	(8,014)	(12,748)
Bunkers	(131,089)	(84,614)	(98,761)
Other voyage related expenses	(29,320)	(26,180)	(13,921)
Total voyage expenses and commissions	(175,187)	(118,808)	(125,430)

Schedule of vessel operating expenses	Vessel operating expenses

(in thousands of USD)	2022	2021	2020
Operating expenses	(199,286)	(204,702)	(204,433)
Insurance	(16,808)	(16,004)	(13,957)
Total vessel operating expenses	(216,094)	(220,706)	(218,390)

Schedule of charter hire expenses	Charter hire expenses

(in thousands of USD)	2022	2021	2020
Charter hire	(3,912)	(8,473)	(7,954)
Bareboat hire	(1,857)	(1,277)	—
Total charter hire expenses	(5,769)	(9,750)	(7,954)

Schedule of general and administrative expenses
General and administrative expenses

(in thousands of USD)	2022	2021	2020
Wages and salaries	(8,272)	(7,566)	(10,641)
Social security costs	(1,242)	(1,295)	(1,360)
Provision for employee benefits (Note 18)	205	687	(545)
Cash-settled share-based payments (Note 24)	2,973	(548)	1,338
Equity-settled share-based payments (Note 24)	(2,411)	(761)	(140)
Other employee benefits	(919)	(1,000)	(1,272)
Employee benefits	(9,666)	(10,482)	(12,620)
Administrative expenses	(37,955)	(18,355)	(21,652)
Tonnage Tax	(4,343)	(3,346)	(3,459)
Claims	—	(452)	10
Provisions	262	227	388
Total general and administrative expenses	(51,702)	(32,408)	(37,333)

Average number of full time equivalents (shore staff)	192.81	189.05	185.66